Segment Operating Results - Revenues Derived from Clients and Private Equity Funds by Geographical Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net revenue	$ 1,439,905	$ 1,228,989	$ 920,110
United States [Member]
Segment Reporting Information [Line Items]
Net revenue	1,056,796	900,672	608,631
Europe And Other [Member]
Segment Reporting Information [Line Items]
Net revenue	338,285	287,884	248,815
Latin America [Member]
Segment Reporting Information [Line Items]
Net revenue	$ 44,824	$ 40,433	$ 62,664